SUPPLEMENT DATED SEPTEMBER 12, 2006
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On pages 30 and 31, please delete the tables in their entirety, and replace them with the following:

----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
                                                                                              Number of
                              Current Position                                                Portfolios in the     Other
                              with the JNL       Length of                                    Fund Complex          Directorships
Manager/Officer (age) &       Variable Fund      Time        Principal Occupation for the     Overseen by the       held by the
Address                                          Served      Past 5 Years                     Manager               Manager
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
Mark D. Nerud (40)            Vice President     8/97 to     Chief Financial Officer of the      Not Applicable     Not Applicable
1 Corporate Way                                  present     Adviser (11/00 to present) and
Lansing, MI 48951                                            Managing Board Member of the
                              Treasurer          12/02 to    Adviser (11/00 to 11/03); Vice
                              and Chief          present     President, Treasurer, Chief
                              Financial Officer              Financial Officer of other
                                                             Investment Companies advised
                                                             by the Adviser; Vice President
                                                             - Fund Accounting &
                                                             Administration of Jackson
                                                             National Life Insurance
                                                             Company (1/00 to present)
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
Susan S. Rhee (34)            Vice President,    2/04 to     Secretary of the Adviser            Not Applicable     Not Applicable
1 Corporate Way               Counsel and        present     (11/00 to present); Assistant
Lansing, MI 48951             Secretary                      Vice President of Jackson
                                                             National Life
                                                             Insurance Company
                                                             (8/03 to present);
                                                             Associate General
                                                             Counsel of Jackson
                                                             National Life
                                                             Insurance Company
                                                             (7/01 to present);
                                                             Senior Attorney of
                                                             Jackson National
                                                             Life Insurance
                                                             Company (1/00 to
                                                             7/01)
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
Steven J. Fredricks (36)      Chief Compliance   1/05 to     Attorney of Jackson National        Not Applicable     Not Applicable
1 Corporate Way               Officer            present     Life Insurance Company (2/02
Lansing, MI 48951                                            to 1/05); Contract Attorney,
                                                             Godfrey & Kahn, S.C. (2001 -
                                                             2002); Assistant General
                                                             Counsel, Aid Association for
                                                             Lutherans (1997 to 2001)
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------
Daniel W. Koors (36)          Assistant          9/06 to     Assistant Vice President of         Not Applicable     Not Applicable
1 Corporate Way               Treasurer          present     Jackson National Life
Lansing, MI 48951                                            Insurance Company (9/06 to
                                                             present); Partner of Deloitte
                                                             & Touche LLP (2003 to June
                                                             2006); Senior Manager of
                                                             Deloitte & Touche LLP (2000 to
                                      2003)
----------------------------- ------------------ ----------- -------------------------------- --------------------- ----------------

This Supplement is dated September 12, 2006.

(To be used with V3670 5/06.)
                                                                   V______ 09/06